Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2014	Sep. 30, 2013
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.40%	2.03%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.69%	2.35%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.50%	1.67%
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Weighted average variable interest rate	2.44%	1.57%
TW Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.63%	2.24%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.45%	2.08%
TL Term Loan
Debt Instrument [Line Items]
Weighted average variable interest rate	2.59%	2.11%
2013-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.90%	3.90%		3.90%
2014-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.27%	3.27%	3.27%